UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 93.8%

	REPURCHASE AGREEMENTS – 11.6%

$558	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/16, repurchase price $558,173, collateralized by $525,000 U.S. Treasury Notes, 2.500%, due 5/15/24, value $572,906	0.030%	7/01/16	N/A	$558,172

10,850	Repurchase Agreement with State Street Bank, dated 6/30/16, repurchase price $10,849,968, collateralized by $10,035,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $11,071,425 (3)	0.010%	7/01/16	N/A	10,849,965
11,408	Total Repurchase Agreements (cost $11,408,137)				11,408,137

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 82.2%

3,000	Fannie Mae Notes	1.250%	1/30/17	Aaa	3,013,386

4,000	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.875%	12/07/16	Aaa	4,006,872

7,400	Federal Home Loan Bank Bonds	0.500%	9/28/16	Aaa	7,402,842

9,000	Federal Home Loan Bank Bonds	0.625%	11/23/16	Aaa	9,004,653

10,775	Federal Home Loan Bank Bonds	4.750%	12/16/16	Aaa	10,983,852

2,300	Federal Home Loan Bank Bonds	0.550%	1/18/17	Aaa	2,301,474

1,300	Federal Home Loan Bank Bonds	0.875%	3/10/17	Aaa	1,303,627

2,600	Federal Home Loan Bank Bonds	0.625%	4/26/17	Aaa	2,602,259

6,000	Federal Home Loan Bank Bonds	4.875%	5/17/17	Aaa	6,224,886

1,000	Federal Home Loan Bank Bonds	1.000%	6/09/17	Aaa	1,003,809

2,000	Freddie Mac Notes	0.500%	1/27/17	Aaa	2,000,260

2,000	Freddie Mac Notes	1.000%	3/08/17	Aaa	2,006,418

8,500	U.S. Treasury Bills	0.000%	9/15/16	Aaa	8,496,116

7,250	U.S. Treasury Bills	0.000%	1/05/17	Aaa	7,236,965

3,000	U.S. Treasury Notes	0.875%	1/31/17	Aaa	3,007,587

7,000	U.S. Treasury Bills	0.000%	2/02/17	Aaa	6,985,384

3,600	U.S. Treasury Notes	0.875%	2/28/17	Aaa	3,609,528
$80,725	Total U.S. Government and Agency Obligations (cost $81,114,883)				81,189,918
	Total Short-Term Investments (cost $92,523,020)				92,598,055
	Other Assets Less Liabilities – 6.2% (4)				6,159,313
	Net Assets – 100%				$98,757,368

NUVEEN	1

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2016 (Unaudited)

Investments in Derivatives as of June 30, 2016 (5)

Futures Contracts:

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	September 2016	213	$10,588,230	$(338,365)	$1,000,738

	NYMEX WTI Crude Oil Futures Contract	Long	September 2016	111	5,440,110	(171,330)	(39,041)

	NYMEX WTI Crude Oil Futures Contract	Long	November 2016	58	2,907,540	(89,590)	(10,385)

	NYMEX WTI Crude Oil Futures Contract	Long	January 2017	18	918,360	(28,260)	(25,146)
	Total Crude Oil			400	19,854,240	(627,545)	926,166

	Gas Oil

	ICE Gas Oil Futures Contract	Long	August 2016	77	3,436,125	(56,993)	(37,176)

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	September 2016	44	2,787,338	(98,560)	33,032

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	September 2016	120	3,501,600	70,761	497,583

	NYMEX Natural Gas Futures Contract	Long	November 2016	81	2,498,850	39,199	198,231
	Total Natural Gas			201	6,000,450	109,960	695,814

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	September 2016	50	3,165,540	(75,218)	(172,774)
	Total Energy			772	35,243,693	(748,356)	1,445,062

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	July 2016	174	7,159,012	65,250	604,555

	LME Primary Aluminum Futures Contract	Short	July 2016	(174)	(7,159,012)	(65,250)	(464,462)

	LME Primary Aluminum Futures Contract	Long	September 2016	125	5,160,156	43,050	263,130

	LME Primary Aluminum Futures Contract	Short	September 2016	(54)	(2,229,187)	(18,900)	(76,663)

	LME Primary Aluminum Futures Contract	Long	November 2016	50	2,065,312	16,250	62,450

	LME Primary Aluminum Futures Contract	Short	November 2016	(36)	(1,487,025)	(11,700)	(23,300)

	LME Primary Aluminum Futures Contract	Long	January 2017	36	1,489,275	11,475	22,381
	Total Aluminum			121	4,998,531	40,175	388,091

	Copper

	CEC Copper High Grade Futures Contract	Long	September 2016	20	1,097,750	4,750	44,706

	CEC Copper High Grade Futures Contract	Long	December 2016	6	330,675	1,500	(1,565)

	LME Copper Futures Contract	Long	July 2016	61	7,383,669	11,438	503,131

	LME Copper Futures Contract	Short	July 2016	(61)	(7,383,669)	(11,437)	(422,812)

	LME Copper Futures Contract	Long	September 2016	61	7,393,200	11,250	260,122

	LME Copper Futures Contract	Short	September 2016	(14)	(1,696,800)	(2,625)	(44,525)

	LME Copper Futures Contract	Long	November 2016	14	1,697,063	2,363	68,463
	Total Copper			87	8,821,888	17,239	407,520

2	NUVEEN

Investments in Derivatives as of June 30, 2016 (5) (continued)

Futures Contracts (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Lead

	LME Lead Futures Contract	Long	July 2016	32	$1,428,600	$14,400	$45,219

	LME Lead Futures Contract	Short	July 2016	(32)	(1,428,600)	(14,400)	(59,288)

	LME Lead Futures Contract	Long	September 2016	20	894,375	9,125	23,644

	LME Lead Futures Contract	Short	September 2016	(8)	(357,750)	(3,650)	(5,681)

	LME Lead Futures Contract	Long	November 2016	8	358,250	3,550	7,438

	LME Lead Futures Contract	Short	November 2016	(4)	(179,125)	(1,775)	(8,725)

	LME Lead Futures Contract	Long	January 2017	4	179,200	1,725	8,700
	Total Lead			20	894,950	8,975	11,307

	Nickel

	LME Nickel Futures Contract	Long	July 2016	24	1,355,040	720	168,897

	LME Nickel Futures Contract	Short	July 2016	(24)	(1,355,040)	(720)	(108,691)

	LME Nickel Futures Contract	Long	September 2016	28	1,586,256	1,008	115,152

	LME Nickel Futures Contract	Short	September 2016	(16)	(906,432)	(576)	(48,312)

	LME Nickel Futures Contract	Long	November 2016	16	909,024	528	48,606

	LME Nickel Futures Contract	Short	November 2016	(5)	(284,070)	(165)	(7,470)

	LME Nickel Futures Contract	Long	January 2017	5	284,850	180	7,395
	Total Nickel			28	1,589,628	975	175,577

	Zinc

	LME Zinc Futures Contract	Long	July 2016	51	2,680,050	20,400	602,313

	LME Zinc Futures Contract	Short	July 2016	(51)	(2,680,050)	(20,400)	(431,594)

	LME Zinc Futures Contract	Long	September 2016	35	1,842,969	14,219	213,911

	LME Zinc Futures Contract	Short	September 2016	(15)	(789,844)	(6,094)	(82,544)

	LME Zinc Futures Contract	Long	November 2016	13	685,831	5,687	74,269

	LME Zinc Futures Contract	Short	November 2016	(6)	(316,538)	(2,625)	(3,038)

	LME Zinc Futures Contract	Long	January 2017	6	316,950	2,662	3,225
	Total Zinc			33	1,739,368	13,849	376,542
	Total Industrial Metals			289	18,044,365	81,213	1,359,037

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	September 2016	141	2,576,775	(85,268)	(449,167)

	CBOT Corn Futures Contract	Long	December 2016	35	649,688	(19,925)	(32,287)
	Total Corn			176	3,226,463	(105,193)	(481,454)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	December 2016	45	1,804,500	47,970	4,980

	CBOT Soybean Meal Futures Contract	Long	January 2017	5	198,300	5,150	5,636
	Total Soybean Meal			50	2,002,800	53,120	10,616

NUVEEN	3

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2016 (Unaudited)

Investments in Derivatives as of June 30, 2016 (5) (continued)

Futures Contracts (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Agriculturals (continued)	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	December 2016	73	$1,404,666	$27,215	$(61,787)

	CBOT Soybean Oil Futures Contract	Long	January 2017	22	426,360	8,316	(10,945)
	Total Soybean Oil			95	1,831,026	35,531	(72,732)

	Soybeans

	CBOT Soybean Futures Contract	Long	November 2016	67	3,863,387	134,465	10,772

	CBOT Soybean Futures Contract	Long	January 2017	10	574,125	276	276

	CBOT Soybean Futures Contract	Long	March 2017	20	1,104,750	15,972	18,079
	Total Soybeans			97	5,542,262	150,713	29,127

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	September 2016	43	908,375	(64)	(96,274)

	CBOT Wheat Futures Contract	Long	September 2016	59	1,314,225	2,781	(109,706)

	CBOT Wheat Futures Contract	Long	December 2016	19	442,225	238	(35,625)

	MGEX Red Spring Wheat Futures Contract	Long	September 2016	7	177,888	788	(17,037)
	Total Wheat			128	2,842,713	3,743	(258,642)
	Total Agriculturals			546	15,445,264	137,914	(773,085)

Precious Metals	Gold

	CEC Gold Futures Contract	Long	August 2016	68	8,980,080	(42,261)	293,735

	Palladium

	NYMEX Palladium Futures Contract	Long	September 2016	8	477,880	5,440	(8,320)

	Platinum

	NYMEX Platinum Futures Contract	Long	October 2016	13	665,795	7,020	16,475

	Silver

	CEC Silver Futures Contract	Long	September 2016	30	2,793,450	32,400	330,450
	Total Precious Metals			119	12,917,205	2,599	632,340

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	September 2016	16	474,080	(11,360)	(17,476)

	ICE Cocoa Futures Contract	Long	December 2016	16	470,080	(10,720)	(17,095)
	Total Cocoa			32	944,160	(22,080)	(34,571)

	Coffee

	LIFFE Coffee Robusta Futures Contract	Long	September 2016	16	274,720	(800)	983

	ICE Coffee C Futures Contract	Long	September 2016	26	1,420,088	11,700	110,614

	ICE Coffee C Futures Contract	Long	December 2016	6	333,675	2,475	47,384
	Total Coffee			48	2,028,483	13,375	158,981

4	NUVEEN

Investments in Derivatives as of June 30, 2016 (5) (continued)

Futures Contracts (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (7)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Foods & Fibers (continued)	Cotton

	ICE Cotton Futures Contract	Long	December 2016	43	$1,379,655	$(35,281)	$(22,348)

	Sugar

	ICE Sugar Futures Contract	Long	August 2016	8	221,000	(6,280)	48,626

	ICE Sugar 11 Futures Contract	Long	October 2016	112	2,550,195	(84,526)	173,427
	Total Sugar			120	2,771,195	(90,806)	222,053
	Total Foods & Fibers			243	7,123,493	(134,792)	324,115

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	August 2016	11	793,650	6,875	(42,833)

	CME Feeder Cattle Futures Contract	Long	September 2016	10	717,500	7,250	(7,510)
	Total Feeder Cattle			21	1,511,150	14,125	(50,343)

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	August 2016	45	1,498,950	(870)	(65,373)

	CME Lean Hogs Futures Contract	Long	October 2016	23	659,640	460	10,791

	CME Lean Hogs Futures Contract	Long	December 2016	2	51,360	140	140
	Total Lean Hogs			70	2,209,950	(270)	(54,442)

	Live Cattle

	CME Live Cattle Futures Contract	Long	August 2016	78	3,582,540	21,187	(148,413)

	CME Live Cattle Futures Contract	Long	October 2016	34	1,559,240	9,520	(8,251)

	CME Live Cattle Futures Contract	Long	December 2016	12	551,760	2,760	2,696
	Total Live Cattle			124	5,693,540	33,467	(153,968)
	Total Livestock			215	9,414,640	47,322	(258,753)
	Total Futures Contracts outstanding			2,184	98,188,660	(614,100)	2,728,716

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1–	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	5

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$11,408,137	$ —	$11,408,137
U.S. Government and Agency Obligations	—	81,189,918	—	81,189,918
Investments in Derivatives:
Futures Contracts*	2,728,716	—	—	2,728,716
Total	$2,728,716	$92,598,055	$ —	$95,326,771
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2016, the cost of investments (excluding investments in derivatives) was $92,523,020.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$75,264
Depreciation	(229)
Net unrealized appreciation (depreciation) of investments	$75,035

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(6)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(7)	Total Number of Contracts and Notional Amount at Value include the net effect of LME short futures positions.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

6	NUVEEN

Nuveen Gresham Long/Short Commodity Strategy Fund

Consolidated Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 72.8%

	CORPORATE BONDS – 29.6%

	Automobiles – 0.2%

$15	General Motors Financial Company Inc.	3.200%	7/13/20	BBB–	$15,197

	Banks – 5.2%

60	Bank of America Corporation	5.650%	5/01/18	A	64,299

25	BB&T Corporation	1.450%	1/12/18	A+	25,099

80	Citigroup Inc.	1.700%	4/27/18	A	80,128

20	Fifth Third Bancorp.	4.500%	6/01/18	A–	21,051

45	General Electric Capital Corporation	5.625%	5/01/18	AA+	48,798

25	HSBC USA Inc.	1.625%	1/16/18	AA–	24,955

60	JP Morgan Chase & Company	1.850%	3/22/19	A+	60,622

25	KeyCorp.	2.300%	12/13/18	A–	25,407

25	Santander UK PLC	3.050%	8/23/18	A1	25,591
365	Total Banks				375,950

	Beverages – 0.6%

25	Anheuser Busch InBev Finance Inc.	1.250%	1/17/18	A–	25,024

15	Heineken NV, 144A	1.400%	10/01/17	BBB+	15,069
40	Total Beverages				40,093

	Biotechnology – 0.5%

10	Biogen Inc.	2.900%	9/15/20	A–	10,423

25	Celgene Corporation	2.125%	8/15/18	BBB+	25,374
35	Total Biotechnology				35,797

	Capital Markets – 2.7%

25	Charles Schwab Corporation	1.500%	3/10/18	A	25,235

20	Deutsche Bank AG London	2.500%	2/13/19	A–	20,055

70	Goldman Sachs Group, Inc.	6.150%	4/01/18	A	75,456

55	Morgan Stanley	2.125%	4/25/18	A	55,576

15	Nomura Holdings Incorporated	2.750%	3/19/19	BBB+	15,315
185	Total Capital Markets				191,637

	Chemicals – 1.0%

20	Eastman Chemical Company	2.700%	1/15/20	BBB	20,571

25	Ecolab Inc.	1.450%	12/08/17	A–	25,044

25	LyondellBasell Industries NV	5.000%	4/15/19	Baa1	27,072
70	Total Chemicals				72,687

	Communications Equipment – 0.3%

25	Cisco Systems, Inc.	1.650%	6/15/18	AA–	25,325

NUVEEN	7

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 0.6%

$20	American Express Company	1.550%	5/22/18	A	$20,099

25	Capital One Financial Corporation	2.450%	4/24/19	A–	25,443
45	Total Consumer Finance				45,542

	Diversified Financial Services – 1.2%

45	BNP Paribas	2.700%	8/20/18	A1	46,097

25	Rabobank Nederland	2.250%	1/14/19	Aa2	25,481

12	Voya Financial Inc.	2.900%	2/15/18	BBB	12,225
82	Total Diversified Financial Services				83,803

	Diversified Telecommunication Services – 1.3%

15	AT&T, Inc.	1.400%	12/01/17	A–	15,024

40	AT&T, Inc.	2.300%	3/11/19	A–	40,859

35	Verizon Communications	3.650%	9/14/18	A–	36,778
90	Total Diversified Telecommunication Services				92,661

	Food & Staples Retailing – 0.9%

25	CVS Health Corporation	2.250%	12/05/18	BBB+	25,573

15	Sysco Corporation	2.600%	10/01/20	A3	15,490

25	Walgreens Boots Alliance, Inc.	1.750%	11/17/17	BBB	25,179
65	Total Food & Staples Retailing				66,242

	Food Products – 1.7%

40	Bunge Limited Finance Company	3.500%	11/24/20	BBB	41,933

20	Kraft Heinz Foods Company, 144A	2.000%	7/02/18	BBB–	20,273

20	Mondelez International Inc.	2.250%	2/01/19	Baa1	20,436

20	Tyson Foods	2.650%	8/15/19	BBB	20,547

20	Wm. Wrigley Jr. Company, 144A	2.900%	10/21/19	A–	20,784
120	Total Food Products				123,973

	Health Care Equipment & Supplies – 0.3%

25	Becton Dickinson & Company	1.800%	12/15/17	BBB+	25,206

	Health Care Providers & Services – 1.1%

20	Aetna Inc.	1.500%	11/15/17	A–	20,092

25	Cardinal Health Inc.	2.400%	11/15/19	A–	25,621

15	UnitedHealth Group Incorporated	3.875%	10/15/20	A+	16,485

15	Wellpoint Inc.	1.875%	1/15/18	A	15,085
75	Total Health Care Providers & Services				77,283

	Household Durables – 0.2%

15	Newell Brands Inc.	2.600%	3/29/19	BBB–	15,393

	Insurance – 1.5%

25	AFLAC Insurance	2.400%	3/16/20	A–	25,759

25	American International Group, Inc.	5.850%	1/16/18	A–	26,659

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$25	Berkshire Hathaway Finance Corporation	2.000%	8/15/18	AA	$25,500

25	Lincoln National Corporation	6.250%	2/15/20	A–	28,110

5	Prudential Financial Inc.	6.000%	12/01/17	A	5,326
105	Total Insurance				111,354

	Internet & Catalog Retail – 0.3%

20	Amazon.com Incorporated	1.200%	11/29/17	AA–	20,071

	Internet Software & Services – 0.4%

25	eBay Inc.	2.500%	3/09/18	BBB+	25,456

	IT Services – 0.4%

25	Visa Inc.	2.200%	12/14/20	A+	25,759

	Machinery – 0.7%

25	Caterpillar Financial Services Corporation	2.450%	9/06/18	A	25,745

25	John Deere Capital Corporation	2.800%	9/18/17	A	25,554
50	Total Machinery				51,299

	Media – 1.5%

25	21st Century Fox America Inc.	4.500%	2/15/21	BBB+	27,915

20	British Sky Broadcasting Group PLC, 144A	6.100%	2/15/18	BBB	21,384

15	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	3.579%	7/23/20	BBB	15,683

30	Comcast Corporation	5.875%	2/15/18	A–	32,310

10	Discovery Communications Inc.	5.625%	8/15/19	BBB–	11,022
100	Total Media				108,314

	Metals & Mining – 0.4%

25	StatOilHydro ASA	5.250%	4/15/19	Aa3	27,530

	Multi-Utilities – 0.3%

25	Sempra Energy	2.300%	4/01/17	BBB+	25,207

	Oil, Gas & Consumable Fuels – 1.5%

25	BP Capital Markets PLC	2.241%	9/26/18	A2	25,526

25	Chevron Corporation	1.104%	12/05/17	Aa2	25,057

35	Phillips 66	2.950%	5/01/17	A3	35,513

25	Total Capital SA	2.125%	8/10/18	Aa3	25,504
110	Total Oil, Gas & Consumable Fuels				111,600

	Pharmaceuticals – 0.5%

20	McKesson Corporation	2.284%	3/15/19	BBB+	20,449

15	Merck & Company Inc.	1.300%	5/18/18	AA	15,142
35	Total Pharmaceuticals				35,591

NUVEEN	9

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust – 1.6%

$15	American Tower Company	4.500%	1/15/18	BBB	$15,649

20	Realty Income Corporation	2.000%	1/31/18	BBB+	20,166

20	Ventas Realty LP	2.000%	2/15/18	BBB+	20,102

55	Wells Fargo & Company	2.125%	4/22/19	AA–	56,228
110	Total Real Estate Investment Trust				112,145

	Road & Rail – 0.4%

25	Burlington Northern Santa Fe Corporation	5.750%	3/15/18	A	26,946

	Software – 0.2%

15	Total System Services Inc.	2.375%	6/01/18	BBB–	15,116

	Specialty Retail – 0.2%

15	Hyundai Capital America, 144A	2.400%	10/30/18	A–	15,210

	Technology Hardware, Storage & Peripherals – 0.5%

20	Apple Inc.	2.100%	5/06/19	AA+	20,574

15	Hewlett Packard Enterprise Co, 144A	2.850%	10/05/18	A–	15,359
35	Total Technology Hardware, Storage & Peripherals				35,933

	Tobacco – 0.7%

25	Philip Morris International	1.375%	2/25/19	A	25,194

25	Reynolds American Inc.	3.250%	6/12/20	BBB	26,429
50	Total Tobacco				51,623

	Wireless Telecommunication Services – 0.7%

25	Rogers Communications Inc.	6.800%	8/15/18	BBB+	27,686

25	Vodafone Group PLC	1.500%	2/19/18	BBB+	24,986
50	Total Wireless Telecommunication Services				52,672
$2,072	Total Corporate Bonds (cost $2,118,995)				2,138,615

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 23.0%

$55	AEP Texas Central Transition Funding, Series 2012-1	0.880%	12/01/18	AAA	$55,203

46	Ally Auto Receivables Trust 2014-2	1.250%	4/15/19	AAA	46,302

32	Capital Auto Receivables Asset Trust, Asset Backed Notes, Series 2014-1	1.320%	6/20/18	AAA	31,756

50	Capital One Multi Asset Execution Trust, Series 2015-A1	1.390%	1/15/21	AAA	50,344

50	Capital One Multi-Asset Execution Trust, Card Series 2014 A5	1.480%	7/15/20	AAA	50,326

32	CarMax Auto Owner Trust, Series 2014-1	0.790%	10/15/18	Aaa	31,622

100	CitiBank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	AAA	105,720

110	Commercial Mortgage Trust 2014-BBG	1.235%	3/15/29	AAA	108,115

70	Consumers Securitization Funding LLC, Series 2014-A	1.334%	11/01/20	AAA	69,696

35	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/10/44	Aaa	34,961

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$100	Discover Card Master Trust I 2007-A1	5.650%	3/16/20	AAA	$105,550

65	Energy Texas Restoration Funding LLC	3.650%	8/01/19	AAA	66,440

103	Fannie Mae Alternative Credit Enhanced Securities	1.637%	11/25/17	Aaa	103,380

96	Fannie Mae Alternative Credit Enhanced Securities	1.513%	12/25/17	Aaa	96,150

48	Fannie Mae, Connecticut Avenue Securities, Series 2014-C01	2.046%	1/25/24	A3	48,074

49	Fannie Mae, Connecticut Avenue Securities, Series 2014-C02	1.396%	5/25/24	BBB–	48,749

43	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.646%	7/25/24	BBB–	43,120

89	Freddie Mac Structured Pass-Through Certificates, Series K-502 A2	1.426%	8/25/17	AAA	89,039

54	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF	1.734%	12/15/34	AAA	54,531

87	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.794%	8/10/45	A	89,370

94	GP Portfolio Trust 2014-GPP A	1.384%	2/15/27	AAA	92,859

50	Honda Auto Receivables Owner Trust 2015-3	1.040%	2/21/19	AAA	50,042

35	Hyundai Auto Receivables Trust, Series 2014-B	0.900%	12/17/18	AAA	34,498

22	Mortgage Asset Securitization Transaction Inc., Mortgage Pass-Through Certificates, Series 2004-1	4.500%	2/25/19	AA+	22,459

15	Mortgage Asset Securitization Transactions Inc., Mortgage Pass-Through Certificates, Series 2003-2	5.000%	3/25/18	A+	14,860

60	Nissan Auto Receivables Owner Trust, Series 2013-B	1.310%	10/15/19	Aaa	60,168

36	Volkswagen Auto Loan Enhanced Trust, Series 2014-A	0.910%	10/22/18	Aaa	36,028

21	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-C12 A2	0.735%	3/15/48	AAA	21,046
$1,647	Total Asset-Backed and Mortgage-Backed Securities (cost $1,661,073)				1,660,408

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 20.2%

$140	Federal National Mortgage Association	1.000%	2/26/19	Aaa	$140,779

150	U.S. Treasury Notes	0.500%	7/31/17	Aaa	149,959

700	U.S. Treasury Notes	0.750%	10/31/17	Aaa	701,777

300	U.S. Treasury Notes	0.750%	1/31/18	Aaa	300,832

75	U.S. Treasury Notes	1.500%	5/31/19	Aaa	76,702

85	U.S. Treasury Notes	1.125%	3/31/20	Aaa	85,877
$1,450	Total U.S. Government and Agency Obligations (cost $1,448,005)				1,455,926
	Total Long-Term Investments (cost $5,228,073)				5,254,949

NUVEEN	11

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 21.7%

	REPURCHASE AGREEMENTS – 9.8%

$711	Repurchase Agreement with State Street Bank, dated 6/30/16, repurchase price $710,525, collateralized by $685,000 U.S. Treasury Notes, 2.125%, due 9/30/21, value $724,903 (3)	0.010%	7/01/16	N/A	$710,524
711	Total Repurchase Agreements (cost $710,524)				710,524

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.9%

100	Federal Home Loan Bank Bonds	4.875%	5/17/17	Aaa	103,748

250	Freddie Mac Reference Notes	1.000%	3/08/17	Aaa	250,802

285	U.S. Treasury Notes	0.625%	11/15/16	Aaa	285,278

120	U.S. Treasury Notes	0.875%	11/30/16	Aaa	120,255

100	U.S. Treasury Notes	0.875%	5/15/17	Aaa	100,314
$855	Total U.S. Government and Agency Obligations (cost $859,638)				860,397
	Total Short-Term Investments (cost $1,570,162)				1,570,921
	Total Investments (cost $6,798,235) – 94.5%				6,825,870
	Other Assets Less Liabilities – 5.5% (4)				393,741
	Net Assets – 100%				$7,219,611

Investments in Derivatives as of June 30, 2016 (5)

Futures Contracts

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	January 2017	13	$669,240	$(21,450)	$(20,563)

	NYMEX WTI Crude Oil Futures Contract	Long	December 2016	12	607,440	(18,840)	(1,965)
	Total Crude Oil					(40,290)	(22,528)

	Gas Oil

	ICE Gas Oil Futures Contract	Long	July 2016	5	221,250	(3,750)	(3,206)

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	August 2016	3	187,576	(7,258)	(2,327)

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	October 2016	19	560,120	10,070	51,143

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	October 2016	4	237,266	(5,578)	(6,070)
	Total Energy					(46,806)	17,012

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	July 2016	28	1,152,025	10,500	54,581

	LME Primary Aluminum Futures Contract	Short	July 2016	(19)	(781,731)	(7,125)	(48,931)

12	NUVEEN

Investments in Derivatives as of June 30, 2016 (5) (continued)

Futures Contracts (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Aluminum (continued)

	LME Primary Aluminum Futures Contract	Long	August 2016	9	$370,800	$3,206	$15,719

	LME Primary Aluminum Futures Contract	Short	August 2016	(9)	(370,800)	(3,206)	(23,963)

	LME Primary Aluminum Futures Contract	Long	October 2016	27	1,114,256	9,113	44,944

	LME Primary Aluminum Futures Contract	Short	October 2016	(27)	(1,114,257)	(9,113)	(59,231)
	Total Aluminum					3,375	(16,881)

	Copper

	CEC Copper High Grade Futures Contract	Long	March 2017	2	110,550	500	485

	LME Copper Futures Contract	Long	July 2016	12	1,452,525	2,250	37,400

	LME Copper Futures Contract	Short	July 2016	(8)	(968,350)	(1,500)	(29,725)

	LME Copper Futures Contract	Long	August 2016	8	969,400	1,450	15,375

	LME Copper Futures Contract	Short	August 2016	(8)	(969,400)	(1,450)	(36,450)
	Total Copper					1,250	(12,915)

	Lead

	LME Lead Futures Contract	Long	July 2016	4	178,575	1,350	3,669

	LME Lead Futures Contract	Short	July 2016	(3)	(133,931)	(1,350)	(3,775)

	LME Lead Futures Contract	Long	August 2016	5	223,469	2,281	6,644

	LME Lead Futures Contract	Short	August 2016	(5)	(223,469)	(2,281)	(8,713)

	LME Lead Futures Contract	Long	October 2016	2	89,500	900	2,313

	LME Lead Futures Contract	Short	October 2016	(2)	(89,500)	(900)	(2,481)
	Total Lead					—	(2,343)

	Nickel

	LME Nickel Futures Contract	Long	July 2016	6	338,760	180	28,509

	LME Nickel Futures Contract	Short	July 2016	(6)	(338,760)	(180)	(28,356)

	LME Nickel Futures Contract	Long	August 2016	2	113,112	72	6,006

	LME Nickel Futures Contract	Short	August 2016	(2)	(113,112)	(72)	(11,496)

	LME Nickel Futures Contract	Long	October 2016	3	170,190	81	(1,755)

	LME Nickel Futures Contract	Short	October 2016	(3)	(170,190)	(81)	(5,958)

	LME Nickel Futures Contract	Long	November 2016	4	227,256	132	3,114

	LME Nickel Futures Contract	Short	November 2016	(2)	(113,628)	(66)	(5,574)
	Total Nickel					66	(15,510)

	Zinc

	LME Zinc Futures Contract	Long	July 2016	3	157,650	1,200	9,937
	Total Industrial Metals					5,891	(37,712)

NUVEEN	13

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2016 (Unaudited)

Investments in Derivatives as of June 30, 2016 (5) (continued)

Futures Contracts (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Agriculturals	Corn

	CBOT Corn Futures Contract	Short	September 2016	(12)	$(219,300)	$(248)	$(248)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Short	December 2016	(4)	(76,968)	(755)	(174)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	March 2017	5	188,450	4,550	13,893

	Soybeans

	CBOT Soybean Futures Contract	Long	March 2017	7	386,663	10,938	27,070

	Wheat

	CBOT KC HRW Wheat Futures Contract	Short	September 2016	(2)	(42,250)	(275)	5,550
	Total Agriculturals					14,210	46,091

Precious Metals	Gold

	CEC Gold Futures Contract	Long	February 2017	5	665,150	(3,200)	18,428

	Palladium

	NYMEX Palladium Futures Contract	Long	September 2016	1	59,735	(73)	(73)

	Platinum

	NYMEX Platinum Futures Contract	Long	October 2016	1	51,215	540	2,545

	Silver

	CEC Silver Futures Contract	Long	March 2017	2	187,640	2,160	13,072
	Total Precious Metals					(573)	33,972

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Short	September 2016	(2)	(59,260)	1,420	460

	Coffee

	ICE Coffee C Futures Contract	Long	March 2017	3	169,594	1,125	13,544

	LIFFE Coffee Robusta Futures Contract	Long	January 2017	1	17,400	(50)	514
	Total Coffee					1,075	14,058

	Cotton

	ICE Cotton Futures Contract	Long	December 2016	3	96,255	(2,520)	3,926

	Sugar

	ICE Sugar 11 Futures Contract	Long	May 2017	8	172,928	(4,838)	15,138

	ICE Sugar Futures Contract	Long	December 2016	1	27,410	(650)	3,127
	Total Sugar					(5,488)	18,265
	Total Foods & Fibers					(5,513)	36,709

14	NUVEEN

Investments in Derivatives as of June 30, 2016 (5) (continued)

Futures Contracts (continued):

Commodity Group	Contract	Contract Position (6)	Contract Expiration	Number of Contracts (7)	Notional Amount at Value (8)	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Short	August 2016	(2)	$(144,300)	$(1,250)	$10,651

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	October 2016	6	172,080	120	3,103

	Live Cattle

	CME Live Cattle Futures Contract	Short	August 2016	(10)	(459,300)	(2,800)	(4,197)
	Total Livestock					(3,930)	9,557
	Total Futures Contracts outstanding					$(36,721)	$105,629

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$2,138,615	$ —	$2,138,615
Asset-Backed and Mortgage-Backed Securities	—	1,660,408	—	1,660,408
U.S. Government and Agency Obligations	—	1,455,926	—	1,455,926
Short-Term Investments:
Repurchase Agreements	—	710,524	—	710,524
U.S. Government and Agency Obligations	—	860,397	—	860,397
Investments in Derivatives:
Futures Contracts*	105,629	—	—	105,629
Total	$105,629	$6,825,870	$ —	$6,931,499
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

NUVEEN	15

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	June 30, 2016 (Unaudited)

As of June 30, 2016, the cost of investments (excluding investments in derivatives) was $6,798,235.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$31,217
Depreciation	(3,582)
Net unrealized appreciation (depreciation) of investments	$27,635

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(5)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(6)	Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. The London Clearing House is the counterparty for both the long and short position.

(7)	The aggregate Number of Contracts for long and short futures contracts outstanding is 214 and (126), respectively.

(8)	The aggregate Notional Amount at Value for long and short futures contracts outstanding is $11,345,480 and $(6,388,506), respectively.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

16	NUVEEN

Nuveen Preferred Securities Fund

Portfolio of Investments	June 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.1%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 27.7%

	Banks – 5.0%

147,753	Citigroup Inc.	8.125%	BB+	$4,212,438

615,317	Citigroup Inc.	7.125%	BB+	17,727,283

91,310	Citigroup Inc.	6.875%	BB+	2,597,770

508,667	Countrywide Capital Trust III	7.000%	BBB-	13,271,122

446,188	Fifth Third Bancorp.	6.625%	Baa3	13,532,882

455,670	Huntington BancShares Inc.	6.250%	Baa3	12,280,307

113,279	Merrill Lynch Capital Trust II	6.450%	BBB-	2,916,934

106,023	PNC Financial Services	6.125%	Baa2	3,211,437

209,727	Private Bancorp Incorporated	7.125%	N/R	5,526,306

121,670	Regions Financial Corporation	6.375%	BB	3,255,889

893,326	Regions Financial Corporation	6.375%	BB	25,129,260

70,000	U.S. Bancorp.	6.500%	A3	2,156,000

192,909	Wells Fargo & Company	6.625%	BBB	5,740,972

100,468	Zions Bancorporation	6.300%	BB-	2,943,712
	Total Banks			114,502,312

	Capital Markets – 3.2%

261,500	Goldman Sachs Group, Inc.	5.500%	Ba1	6,924,520

1,314,913	Morgan Stanley	7.125%	Ba1	39,013,469

553,580	Morgan Stanley	6.875%	Ba1	15,909,889

230,910	Northern Trust Corporation	5.850%	BBB+	6,416,989

169,991	State Street Corporation	5.350%	Baa1	4,562,558
	Total Capital Markets			72,827,425

	Consumer Finance – 0.9%

359,243	Discover Financial Services	6.500%	BB-	9,498,385

458,595	GMAC Capital Trust I	8.125%	B+	11,382,328
	Total Consumer Finance			20,880,713

	Diversified Financial Services – 0.3%

252,500	KKR Financial Holdings LLC	7.375%	BBB	6,956,375

	Diversified Telecommunication Services – 0.2%

161,495	Verizon Communications Inc.	5.900%	A-	4,441,113

	Electric Utilities – 0.2%

143,000	Entergy Arkansas Inc., (3)	6.450%	Baa3	3,597,351

52,325	SCE Trust V	5.450%	Baa1	1,493,879
	Total Electric Utilities			5,091,230

NUVEEN	17

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Food Products – 2.5%

506,287	CHS Inc.	7.875%	N/R	$14,707,637

10,842	CHS Inc.	7.500%	N/R	311,599

642,062	CHS Inc.	7.100%	N/R	18,684,004

470,500	CHS Inc.	6.750%	N/R	13,409,250

53,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	5,604,750

49,700	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	5,103,569
	Total Food Products			57,820,809

	Insurance – 8.1%

113,570	Aegon N.V	8.000%	Baa1	3,158,382

220,922	American Financial Group	6.000%	Baa2	5,938,383

353,320	Arch Capital Group Limited	6.750%	BBB+	9,377,113

93,825	Aspen Insurance Holdings Limited	7.250%	BBB-	2,472,289

1,221,542	Aspen Insurance Holdings Limited	5.950%	BBB-	34,704,008

412,627	Axis Capital Holdings Limited	6.875%	BBB	10,814,954

122,461	Delphi Financial Group, Inc., (3)	7.376%	BB+	2,816,603

187,876	Hartford Financial Services Group Inc.	7.875%	BBB-	5,919,973

1,145,588	Kemper Corporation	7.375%	Ba1	31,469,302

904,315	Maiden Holdings Limited	8.250%	BB	24,036,693

48,610	Maiden Holdings NA Limited	8.000%	BBB-	1,273,096

470,218	Maiden Holdings NA Limited	7.750%	BBB-	12,695,886

617,500	Reinsurance Group of America Inc.	6.200%	BBB	18,376,800

686,860	Reinsurance Group of America Inc.	5.750%	BBB	18,682,592

201,165	Torchmark Corporation	6.125%	BBB+	5,316,791
	Total Insurance			187,052,865

	Oil, Gas & Consumable Fuels – 0.7%

608,295	Nustar Logistics Limited Partnership	7.625%	Ba2	15,116,131

	Real Estate Investment Trust – 0.3%

206,561	Wells Fargo REIT	6.375%	BBB+	5,688,690

	U.S. Agency – 6.3%

326,950	AgriBank FCB, (3)	6.875%	BBB+	34,483,024

429,450	Cobank Agricultural Credit Bank, (3)	6.250%	BBB+	44,313,872

131,336	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	13,195,170

303,810	Farm Credit Bank of Texas, 144A, (3)	6.750%	Baa1	31,624,737

405,287	Federal Agricultural Mortgage Corporation	6.875%	N/R	10,967,066

400,000	Federal Agricultural Mortgage Corporation	6.000%	N/R	11,000,000
	Total U.S. Agency			145,583,869
	Total $25 Par (or similar) Retail Preferred (cost $588,045,572)			635,961,532

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 1.9%

	Banks – 0.7%

$15,465	HSBC Holdings PLC, (5)	6.875%	12/29/49	BBB	$15,387,675

	Food Products – 0.5%

10,614	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB+	11,489,655

	Insurance – 0.7%

1,700	Fairfax Financial Holdings Ltd	7.750%	7/15/37	BBB–	1,962,640

8,000	Genworth Holdings Inc.	4.800%	2/15/24	Ba3	5,980,000

7,397	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	8,579,640
17,097	Total Insurance				16,522,280
$43,176	Total Corporate Bonds (cost $44,383,653)				43,399,610

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,0000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 67.5%

	Banks – 30.1%

12,130	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (5)	6.750%	N/A (4)	Baa1	$12,526,651

6,000	Banco Bilbao Vizcaya Argentaria S.A, Reg S, (5)	9.000%	N/A (4)	BB	5,986,200

4,600	Banco Santander SA, Reg S, (5)	6.375%	N/A (4)	Ba1	4,020,625

6,934	Bank of America Corporation	8.000%	N/A (4)	BB+	6,890,663

20,297	Bank of America Corporation	6.500%	N/A (4)	BB+	21,616,305

9,580	Bank of America Corporation	6.300%	N/A (4)	BB+	10,142,825

19,545	Bank of America Corporation	6.250%	N/A (4)	BB+	19,849,902

6,149	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	7,742,489

60,625	Barclays PLC, (5)	8.250%	N/A (4)	BB+	59,258,512

3,955	Citigroup Capital III	7.625%	12/01/36	BBB–	5,054,249

10,200	Citigroup Inc.	6.250%	N/A (4)	BB+	10,506,000

24,330	Citigroup Inc.	6.125%	N/A (4)	BB+	24,694,950

22,090	Citigroup Inc.	5.875%	N/A (4)	BB+	21,206,400

23,675	Citizens Financial Group Inc.	5.500%	N/A (4)	BB+	22,697,223

23,275	Cobank Agricultural Credit Bank	6.250%	N/A (4)	BBB+	24,578,679

12,235	Commerzbank AG, 144A	8.125%	9/19/23	BBB	14,280,447

1,275	Credit Agricole SA, 144A, (5)	8.125%	N/A (4)	BB+	1,266,284

10,165	Credit Agricole S.A, 144A, (5)	6.625%	N/A (4)	BB+	9,224,738

9,048	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (4)	Baa1	13,015,548

21,555	ING Groep N.V, (5)	6.500%	N/A (4)	BBB–	19,709,353

33,640	Intesa Sanpaolo SpA, 144A, (5)	7.700%	N/A (4)	Ba3	29,014,500

33,560	JP Morgan Chase & Company	6.750%	N/A (4)	BBB–	36,957,950

36,560	JP Morgan Chase & Company	5.300%	N/A (4)	BBB–	36,422,900

9,341	M&T Bank Corporation	6.450%	N/A (4)	Baa2	10,018,223

NUVEEN	19

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

12,310	Nordea Bank AB, 144A, (5)	6.125%	N/A (4)	BBB	$11,632,950

64,786	Lloyd’s Banking Group PLC, (5)	7.500%	N/A (4)	BB+	63,328,314

14,228	PNC Financial Services Inc.	6.750%	N/A (4)	Baa2	15,880,582

15,362	Royal Bank of Scotland Group PLC	7.648%	N/A (4)	BB	18,127,160

25,783	Royal Bank of Scotland Group PLC, (5)	7.500%	N/A (4)	BB–	23,720,360

39,265	Societe Generale, 144A, (5)	7.875%	N/A (4)	BB+	36,418,288

8,460	Standard Chartered PLC, 144A, (5)	6.500%	N/A (4)	BBB–	7,762,050

14,780	SunTrust Bank Inc.	5.625%	N/A (4)	Baa3	14,853,900

5,800	Swedbank AB, Reg S, (5)	5.500%	N/A (4)	BBB	5,669,500

790	U.S. Bancorp.	5.125%	N/A (4)	A3	812,713

28,227	Wells Fargo & Company	7.980%	N/A (4)	BBB	29,532,499

35,035	Wells Fargo & Company	5.875%	N/A (4)	BBB	37,356,069
	Total Banks				691,776,001

	Capital Markets – 5.8%

11,770	Bank of New York Mellon Corporation	4.950%	N/A (4)	Baa1	11,814,138

34,227	Credit Suisse Group AG, 144A, (5)	7.500%	N/A (4)	BB	34,398,135

38,618	Goldman Sachs Group Inc.	5.375%	N/A (4)	Ba1	38,190,113

15,990	Morgan Stanley	5.550%	N/A (4)	Ba1	15,839,694

4,145	State Street Corporation	5.250%	N/A (4)	Baa1	4,258,988

5,000	UBS Group AG, Reg S, (5)	7.000%	N/A (4)	BB+	5,077,215

24,790	UBS Group AG, Reg S, (5)	7.125%	N/A (4)	BB+	24,604,075
	Total Capital Markets				134,182,358

	Consumer Finance – 1.8%

11,538	American Express Company	5.200%	N/A (4)	Baa2	11,174,553

8,095	American Express Company	4.900%	N/A (4)	Baa2	7,702,393

23,950	Capital One Financial Corporation	5.550%	N/A (4)	Baa3	23,650,625
	Total Consumer Finance				42,527,571

	Diversified Financial Services – 5.6%

30,750	Agstar Financial Services Inc., 144A	6.750%	N/A (4)	BB	32,604,609

14,115	BNP Paribas, 144A, (5)	7.625%	N/A (4)	BBB–	14,115,000

12,300	BNP Paribas, 144A	7.195%	N/A (4)	BBB	13,284,000

15,012	BNP Paribas, 144A, (5)	7.375%	N/A (4)	BBB–	14,696,748

6,700	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (4)	A+	6,700,000

29,063	Rabobank Nederland, 144A	11.000%	N/A (4)	Baa2	34,657,628

13,580	Voya Financial Inc.	5.650%	5/15/53	Baa3	12,799,150
	Total Diversified Financial Services				128,857,135

	Electric Utilities – 1.6%

35,725	Emera, Inc.	6.750%	6/15/76	BBB–	36,225,150

20	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food Products – 1.3%

17,075	Land O’ Lakes Incorporated, 144A	8.000%	N/A (4)	BB	$17,459,188

11,635	Land O’Lakes Incorporated, 144A	8.000%	N/A (4)	BB	11,896,788
	Total Food Products				29,355,976

	Industrial Conglomerates – 3.1%

67,588	General Electric Company	5.000%	N/A (4)	AA–	71,812,246

	Insurance – 13.8%

6,440	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (4)	N/R	6,814,151

12,835	Aviva PLC, Reg S	8.250%	N/A (4)	BBB	13,764,883

3,638	AXA SA	8.600%	12/15/30	A3	4,984,060

5,220	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (4)	A	5,652,216

6,200	CNP Assurances, Reg S	7.500%	N/A (4)	BBB+	6,601,698

80,638	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	55,640,219

3,893	Friends Life Group PLC, Reg S	7.875%	N/A (4)	A–	4,206,379

4,743	La Mondiale SAM, Reg S	7.625%	N/A (4)	BBB	5,007,802

11,721	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	16,084,881

12,265	MetLife Inc.	5.250%	N/A (4)	BBB	12,173,013

2,645	Principal Financial Group	4.700%	5/15/55	Baa2	2,582,181

16,095	Provident Financing Trust I	7.405%	3/15/38	Baa3	17,861,153

3,390	Prudential Financial Inc.	5.200%	3/15/44	BBB+	3,323,895

8,900	Prudential Financial Inc.	5.875%	9/15/42	BBB+	9,623,125

30,028	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	33,180,940

22,947	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	24,553,290

57,800	Sirius International Group Limited, 144A	7.506%	N/A (4)	BB+	58,016,749

38,324	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa2	38,419,810
	Total Insurance				318,490,445

	Machinery – 0.4%

8,968	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	9,393,980

	Metals & Mining – 0.9%

20,098	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	21,163,194

	Real Estate Investment Trust – 2.2%

29,918	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (4)	Ba1	37,995,860

11,735	Wachovia Capital Trust III	5.570%	N/A (4)	BBB	11,588,758
	Total Real Estate Investment Trust				49,584,618

	U.S. Agency – 0.9%

18,350	Farm Credit Bank of Texas, 144A	10.000%	N/A (4)	Baa1	21,750,484
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,555,906,309)				1,555,119,158
	Total Long-Term Investments (cost $2,188,335,534)				2,234,480,300

NUVEEN	21

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0%

	REPURCHASE AGREEMENTS – 1.0%

$23,854	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/16, repurchase price $23,854,169, collateralized by $22,020,000 U.S. Treasury Notes, 2.750%, due 11/15/23, value $24,332,100	0.030%	7/01/16	$23,854,149
	Total Short-Term Investments (cost $23,854,149)			23,854,149
	Total Investments (cost $2,212,189,683) – 98.1%			2,258,334,449
	Other Assets Less Liabilities – 1.9% (6)			44,153,542
	Net Assets – 100%			$2,302,487,991

Investments in Derivatives as of June 30, 2016

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termi- nation Date	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	$80,000,000	Receive	3-Month USD-LIBOR-ICE	2.474%	Semi-Annually	7/13/16	7/13/21	$(3,040)	$(5,843,790)
*	Citigroup Global Market, Inc. is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tier hierarchy of input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$495,222,456	$140,739,076	$—	$635,961,532
Corporate Bonds	—	43,399,610	—	43,399,610
$1,000 Par (or similar) Institutional Preferred	—	1,555,119,158	—	1,555,119,158
Short-Term Investments:
Repurchase Agreements	—	23,854,149	—	23,854,149
Investments in Derivatives:
Interest Rate Swaps*	—	(5,843,790)	—	(5,843,790)
Total	$495,222,456	$1,757,268,203	$—	$2,252,490,659
*	Represents net unrealized appreciation (depreciation).

22	NUVEEN

Income Tax Information

The following is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities present in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2016, the cost of investments (excluding investments in derivatives) was $2,213,662,359.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$83,532,614
Depreciation	(38,860,524)
Net unrealized appreciation (depreciation) of investments	$44,672,090

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For Financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Contingent Capital Securities (CoCos) are debt or preferred securities with loss absorption characteristics built into the term of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as OTC-cleared and exchange-traded derivatives, when applicable.

(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

NUVEEN	23

Nuveen NWQ Flexible Income Fund

Portfolio of Investments	June 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.2%

	COMMON STOCKS – 16.2%

	Air Freight & Logistics – 0.9%

20,700	United Parcel Service, Inc., Class B	$2,229,804

	Automobiles – 0.4%

79,600	Ford Motor Company	1,000,572

	Banks – 1.0%

76,900	CIT Group Inc.	2,453,879

	Biotechnology – 1.1%

31,500	Gilead Sciences, Inc.	2,627,730

	Capital Markets – 1.5%

105,484	Ares Capital Corporation	1,497,873

87,708	Hercules Technology Growth Capital, Inc.	1,089,333

66,101	TPG Specialty Lending, Inc.	1,097,938
	Total Capital Markets	3,685,144

	Chemicals – 0.5%

147,226	CVR Partners LP	1,202,836

	Diversified Consumer Services – 0.5%

45,825	Stonemor Partners LP	1,147,916

	Industrial Conglomerates – 2.2%

95,100	Philips Electronics	2,371,794

29,200	Siemens AG, Sponsored ADR, (2)	2,995,628
	Total Industrial Conglomerates	5,367,422

	Insurance – 0.8%

62,600	Unum Group	1,990,054

	Media – 1.0%

75,354	National CineMedia, Inc.	1,166,480

29,000	Viacom Inc., Class B	1,202,630
	Total Media	2,369,110

	Multiline Retail – 0.9%

57,100	Nordstrom, Inc.	2,172,655

	Pharmaceuticals – 2.7%

95,000	AstraZeneca PLC, (4)	2,868,050

85,900	GlaxoSmithKline PLC, (4)	3,722,906
	Total Pharmaceuticals	6,590,956

24	NUVEEN

Shares	Description (1)			Value

	Real Estate Investment Trust – 1.3%

28,300	Apartment Investment & Management Company, Class A			$1,249,728

68,500	MGM Growth Properties LLC			1,827,580
	Total Real Estate Investment Trust			3,077,308

	Software – 0.4%

26,900	Oracle Corporation			1,101,017

	Tobacco – 1.0%

109,356	Vector Group Ltd.			2,451,762
	Total Common Stocks (cost $39,955,541)			39,468,165

Shares	Description (1)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 3.4%

	Banks – 1.5%

2,905	Wells Fargo & Company	7.500%	BBB	$3,774,175

	Diversified Telecommunication Services – 0.9%

22,400	Frontier Communications Corporation	11.125%	N/R	2,123,968

	Pharmaceuticals – 1.0%

2,950	Teva Pharmaceutical Industries Limited, (2)	7.000%	N/R	2,461,776
	Total Convertible Preferred Securities (cost $8,153,887)			8,359,919

Shares	Description (1)	Coupon	Ratings (3)	Value

	PREFERRED STOCKS – 0.2%

	Real Estate Investment Trust – 0.2%

18,600	Penn Real Estate Investment Trust	7.375%	N/A	$487,320
	Total Preferred Stocks (cost $435,589)			487,320

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 20.8%

	Banks – 2.2%

27,995	Boston Private Financial Holdings Inc.	6.950%	N/R	$727,870

18,200	Citigroup Inc.	6.875%	BB+	517,790

24,755	Cowen Group, Inc.	8.250%	N/R	653,532

33,600	FNB Corporation	7.250%	Ba2	1,041,600

38,450	HSBC Holdings PLC	8.000%	Baa1	1,020,079

47,000	Huntington BancShares Inc.	6.250%	Baa3	1,266,650
	Total Banks			5,227,521

	Capital Markets – 3.3%

37,900	Charles Schwab Corporation	6.000%	BBB	1,033,912

43,700	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	1,115,224

115,633	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	2,791,381

NUVEEN	25

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	Capital Markets (continued)

81,632	Morgan Stanley	7.125%	Ba1	$2,422,021

29,209	Solar Capital Limited	6.750%	BBB–	741,032
	Total Capital Markets			8,103,570

	Consumer Finance – 1.6%

17,950	Capital One Financial Corporation	6.700%	Baa3	507,985

97,840	GMAC Capital Trust I	8.125%	B+	2,428,389

20,313	SLM Corporation, Series A	6.970%	Ba3	996,353
	Total Consumer Finance			3,932,727

	Electric Utilities – 0.3%

24,025	Entergy Arkansas Inc., (2)	6.450%	Baa3	604,380

	Food Products – 1.9%

77,924	CHS Inc.	7.100%	N/R	2,267,588

83,378	CHS Inc.	6.750%	N/R	2,376,273
	Total Food Products			4,643,861

	Insurance – 3.5%

62,573	Argo Group US Inc.	6.500%	BBB–	1,643,793

41,624	Endurance Specialty Holdings Limited	6.350%	BBB–	1,130,508

13,298	Hanover Insurance Group	6.350%	BB+	343,354

36,803	Kemper Corporation	7.375%	Ba1	1,010,978

34,639	Maiden Holdings NA Limited	8.000%	BBB–	907,195

43,184	Maiden Holdings NA Limited	7.750%	BBB–	1,165,968

91,759	National General Holding Company	7.625%	N/R	2,321,503
	Total Insurance			8,523,299

	Oil, Gas & Consumable Fuels – 0.4%

16,000	Scorpio Tankers Inc.	7.500%	N/R	401,440

25,952	Scorpio Tankers Inc.	6.750%	N/R	592,744
	Total Oil, Gas & Consumable Fuels			994,184

	Real Estate Investment Trust – 5.0%

29,051	Arbor Realty Trust Incorporated	7.375%	N/R	739,348

20,001	Cedar Shopping Centers Inc., Series A	7.250%	N/R	519,226

11,344	Colony Financial Inc.	7.500%	N/R	279,176

25,405	Colony Financial Inc.	8.500%	N/R	647,828

33,836	Coresite Realty Corporation	7.250%	N/R	894,962

67,403	Digital Realty Trust Inc.	7.375%	Baa3	1,951,317

87,955	Dupont Fabros Technology	6.625%	Ba2	2,401,172

11,273	Northstar Realty Finance Corporation	8.875%	N/R	281,600

28,748	Northstar Realty Finance Corporation	8.750%	N/R	718,987

14,960	Penn Real Estate Investment Trust	8.250%	N/R	394,645

26	NUVEEN

Shares	Description (1)	Coupon		Ratings (3)	Value

	Real Estate Investment Trust (continued)

26,656	Retail Properties of America	7.000%		BB	$698,654

11,893	Summit Hotel Properties Inc.	7.875%		N/R	312,429

90,258	VEREIT, Inc.	6.700%		N/R	2,337,682
	Total Real Estate Investment Trust				12,177,026

	Real Estate Management & Development – 0.3%

30,543	Kennedy-Wilson Inc.	7.750%		BB–	779,151

	Specialty Retail – 0.9%

84,470	TravelCenters of America LLC	8.000%		N/R	2,121,886

	Wireless Telecommunication Services – 1.4%

132,569	United States Cellular Corporation	7.250%		Ba1	3,506,450
	Total $25 Par (or similar) Retail Preferred (cost $48,089,539)				50,614,055

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 50.0%

	Aerospace & Defense – 0.4%

$1,050	Triumph Group Inc.	4.875%	4/01/21	Ba3	$987,000

	Automobiles – 1.0%

2,075	General Motors Corporation	6.600%	4/01/36	BBB–	2,380,579

	Banks – 2.1%

1,075	Bank of America Corporation	6.300%	3/10/66	BB+	1,138,156

2,225	Citigroup Inc.	5.950%	12/31/49	BB+	2,174,938

1,625	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	1,789,531
4,925	Total Banks				5,102,625

	Beverages – 2.4%

3,050	Anheuser Busch InBev Finance Inc.	4.900%	2/01/46	A–	3,572,672

1,275	Cott Beverages Inc.	6.750%	1/01/20	B–	1,329,188

825	Cott Beverages Inc.	5.375%	7/01/22	B–	825,000
5,150	Total Beverages				5,726,860

	Biotechnology – 0.9%

2,325	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	2,080,875

	Capital Markets – 0.3%

450	BGC Partners Inc.	5.375%	12/09/19	BBB–	473,977

	Chemicals – 3.2%

2,343	A Schulman Inc., 144A	6.875%	6/01/23	B+	2,339,486

1,100	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	1,119,250

2,775	Trinseo Materials Operating, 144A	6.750%	5/01/22	B+	2,768,063

1,500	Univar Inc., 144A	6.750%	7/15/23	B	1,481,250
7,718	Total Chemicals				7,708,049

NUVEEN	27

Nuveen NWQ Flexibile Income Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Commercial Services & Supplies – 2.4%

$945	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	$949,725

1,300	GFL Environmental Corporation, 144A	9.875%	2/01/21	B	1,384,500

3,222	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	2,996,460

675	R.R. Donnelley & Sons Company	6.000%	4/01/24	BB–	600,332
6,142	Total Commercial Services & Supplies				5,931,017

	Consumer Finance – 1.6%

1,875	Ally Financial Inc.	5.750%	11/20/25	BB	1,879,688

2,075	Navient Corporation	8.000%	3/25/20	BB	2,120,401
3,950	Total Consumer Finance				4,000,089

	Diversified Telecommunication Services – 5.5%

5,800	CenturyLink Inc.	7.650%	3/15/42	BB+	4,900,999

5,480	Frontier Communications Corporation	11.000%	9/15/25	BB	5,692,348

1,875	GCI Inc.	6.875%	4/15/25	BB–	1,897,275

871	US West Communications Company	6.875%	9/15/33	BBB–	859,257
14,026	Total Diversified Telecommunication Services				13,349,879

	Food & Staples Retailing – 2.0%

2,230	Rite Aid Corporation, 144A	6.125%	4/01/23	B	2,385,877

2,350	Whole Foods Market Inc., 144A	5.200%	12/03/25	BBB–	2,534,914
4,580	Total Food & Staples Retailing				4,920,791

	Health Care Providers & Services – 1.6%

675	Kindred Healthcare Inc.	8.000%	1/15/20	B–	671,625

1,070	Kindred Healthcare Inc.	6.375%	4/15/22	B–	954,975

2,275	Molina Healthcare Inc., 144A	5.375%	11/15/22	BB	2,269,313
4,020	Total Health Care Providers & Services				3,895,913

	Hotels, Restaurants & Leisure – 1.5%

3,125	McDonald’s Corporation	4.875%	12/09/45	BBB+	3,643,738

	Household Durables – 1.0%

2,400	Tempur Sealy International, Inc., 144A	5.500%	6/15/26	BB	2,358,000

	Household Products – 0.7%

1,800	Energizer SpinCo Inc., 144A	5.500%	6/15/25	BB	1,791,000

	Machinery – 4.1%

2,200	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	2,238,500

2,350	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	2,288,313

1,835	Meritor Inc.	6.750%	6/15/21	B+	1,715,725

3,625	Terex Corporation	6.000%	5/15/21	BB	3,629,531
10,010	Total Machinery				9,872,069

28	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Media – 2.0%

$3,615	Dish DBS Corporation	5.875%	11/15/24	BB–	$3,375,506

1,525	Dish DBS Corporation, 144A	7.750%	7/01/26	BB–	1,574,563
5,140	Total Media				4,950,069

	Metals & Mining – 1.0%

1,300	ArcelorMittal	8.000%	10/15/39	BB+	1,261,000

1,300	Southern Copper Corporation	5.875%	4/23/45	BBB+	1,220,288
2,600	Total Metals & Mining				2,481,288

	Real Estate Investment Trust – 2.4%

2,250	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	2,278,125

800	Iron Mountain Inc.	6.000%	8/15/23	BB–	842,000

650	Iron Mountain Inc.	5.750%	8/15/24	B	656,500

2,200	Select Income REIT	4.500%	2/01/25	Baa2	2,163,300
5,900	Total Real Estate Investment Trust				5,939,925

	Real Estate Management & Development – 1.9%

3,221	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	BB–	3,317,630

1,250	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,218,750
4,471	Total Real Estate Management & Development				4,536,380

	Semiconductors & Semiconductor Equipment – 3.2%

900	Amkor Technology Inc.	6.625%	6/01/21	BB	874,125

2,000	Micron Technology, Inc., 144A	7.500%	9/15/23	Baa2	2,138,200

2,795	Micron Technology, Inc., 144A	5.625%	1/15/26	BB	2,326,838

2,400	Qorvo Inc., 144A	7.000%	12/01/25	BB+	2,532,000
8,095	Total Semiconductors & Semiconductor Equipment				7,871,163

	Specialty Retail – 2.0%

4,825	L Brands, Inc.	6.875%	11/01/35	BB+	4,885,312

	Technology Hardware, Storage & Peripherals – 3.7%

2,575	Hewlett Packard Enterprise Co, 144A	6.350%	10/15/45	A–	2,557,827

4,065	Seagate HDD Cayman, DD1	4.875%	6/01/27	BBB–	2,936,963

3,300	Western Digital Corporation, 144A	10.500%	4/01/24	BB+	3,531,000
9,940	Total Technology Hardware, Storage & Peripherals				9,025,790

	Trading Companies & Distributors – 0.3%

775	United Rentals North America Inc.	5.750%	11/15/24	BB–	780,814

	Wireless Telecommunication Services – 2.8%

2,500	Altice Financing SA, 144A	7.500%	5/15/26	BB–	2,456,250

3,860	Viacom Inc.	6.875%	4/30/36	BBB+	4,239,451
6,360	Total Wireless Telecommunication Services				6,695,701
$121,852	Total Corporate Bonds (cost $120,079,934)				121,388,903

NUVEEN	29

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.6%

	Banks – 3.4%

$1,650	Bank of America Corporation	6.500%	N/A (5)	BB+	$1,757,250

925	Citigroup Inc.	5.800%	N/A (5)	BB+	893,781

1,025	Citigroup Inc.	6.250%	N/A (5)	BB+	1,055,750

775	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	818,409

900	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	1,004,535

925	Wells Fargo & Company	5.875%	N/A (5)	BBB	986,281

1,692	Zions Bancorporation	7.200%	N/A (5)	BB–	1,732,185
7,892	Total Banks				8,248,191

	Consumer Finance – 0.4%

875	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	864,063

	Electric Utilities – 0.5%

1,175	Emera, Inc.	6.750%	6/15/76	BBB–	1,191,450

	Food Products – 1.9%

3,145	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	3,215,763

1,450	Land O’Lakes Inc., 144A	8.000%	N/A (5)	BB	1,482,625
4,595	Total Food Products				4,698,388

	Insurance – 0.4%

900	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	981,000
$15,437	Total $1,000 Par (or similar) Institutional Preferred (cost $15,811,386)				15,983,092
	Total Long-Term Investments (cost $232,525,876)				236,301,454

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.6%

	REPURCHASE AGREEMENTS – 3.6%

$8,759	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/16, repurchase price $8,759,485, collateralized by $8,200,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $8,938,000	0.030%	7/01/16		$8,759,478
	Total Short-Term Investments (cost $8,759,478)				8,759,478
	Total Investments (cost $241,285,354) – 100.8%				245,060,932
	Other Assets Less Liabilities – (0.8)% (6)				(1,868,282)
	Net Assets – 100%				$243,192,650

30	NUVEEN

Investments in Derivatives as of June 30, 2016

Options written

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

(151)	CIT Group Inc.	$(543,600)	7/15/16	$36.0	$(1,888)

(1,312)	CVR Partners LP	(1,312,000)	8/19/16	10.0	(16,400)

(626)	Unum Group	(2,253,600)	9/16/16	36.0	(17,215)
(2,089)	Total Options written (premiums received $124,323)	$(4,109,200)			$(35,503)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$36,472,537	$2,995,628	$—	$39,468,165
Convertible Preferred Securities	5,898,143	2,461,776	—	8,359,919
Preferred Stocks	487,320	—	—	487,320
$25 Par (or similar) Retail Preferred	50,009,675	604,380	—	50,614,055
Corporate Bonds	—	121,388,903	—	121,388,903
$1,000 Par (or similar) Institutional Preferred	—	15,983,092	—	15,983,092
Short-Term Investments:
Repurchase Agreements	—	8,759,478	—	8,759,478
Investments in Derivatives:
Options Written	(35,503)	—	—	(35,503)
Total	$92,832,172	$152,193,257	$—	$245,025,429

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2016, the cost of investments (excluding investments in derivatives) was $241,408,414.

NUVEEN	31

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$7,459,784
Depreciation	(3,807,266)
Net unrealized appreciation (depreciation) of investments	$3,652,518

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investment in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purpose, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

32	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2016